CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2019
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

4.           CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of financial statements requires the use of accounting estimates. It also requires management to exercise judgment in the process of applying its accounting policies. Estimates and judgments are regularly evaluated and are based on management’s experience and other factors, including expectations about future events that are believed to be reasonable under the circumstances. The following discusses the most significant accounting judgments and accounting estimates that the Company has made in the preparation of the financial statements including those that could result in a material effect in the next financial year on the carrying amounts of assets and liabilities:

Key accounting policy judgment

Impairment of mineral properties, plant and equipment

The application of the Company’s accounting policy for impairment of mineral properties, plant and equipment requires judgment to determine whether indicators of impairment exist. The review of impairment indicators includes consideration of both external and internal sources of information, including factors such as market and economic conditions, metal prices and forecasts, capital expenditure requirements, future operating costs and production volumes. Management has assessed for impairment indicators on the Company’s mineral properties, plant and equipment and concluded that no impairment indicators exist as of December 31, 2019.

As at March 31, 2019, management assessed impairment indicators for the Company's mineral properties, plant and equipment and concluded, that due to a decrease in total contained ounces in the updated mineral reserve of the Brucejack Mine, an indicator of impairment existed. Refer to note 8c for further details related to the impairment assessment.

Impairment of exploration and evaluation assets

The application of the Company’s accounting policy for impairment of exploration and evaluation assets requires judgment to determine whether indicators of impairment exist including factors such as, the period for which the Company has the right to explore, expected renewals of exploration rights, whether substantive expenditures on further exploration and evaluation of resource properties are budgeted and evaluation of the results of exploration and evaluation activities up to the reporting date. Management has assessed impairment indicators on the Company’s exploration and evaluation assets and has concluded that no impairment indicators exist as of December 31, 2019.

Sources of estimation uncertainty

Mineral reserves and resources

The Company estimates its mineral reserves and resources based on information compiled and reviewed by qualified persons as defined in accordance with NI 43-101 requirements. The estimation of mineral reserves and resources requires judgment to interpret available geological data, select an appropriate mining method and establish an extraction schedule. It also requires assumptions about future commodity prices, exchange rates, production costs and recovery rates. There are uncertainties inherent in estimating mineral reserves and resources and assumptions that are valid at the time of estimation and may change significantly when new information becomes available. New geological data as well as changes in the above assumptions may change the economic status of reserves and may, ultimately, result in the reserves being revised.

The changes in the proven and probable mineral reserves announced on April 4, 2019 impacted the calculation of depreciation and depletion expense, the estimated timing of settlement of the decommissioning and site restoration provision, and the measurement of the offtake obligation.

Recoverable amount of the Brucejack Mine

At March 31, 2019, the Company identified an indicator of impairment for the Brucejack Mine cash generating unit. For the impairment assessment completed at March 31, 2019, the recoverable amount of the Brucejack Mine cash generating unit was determined based on the FVLCD method using discounted future cash flows. The estimates used by management in arriving at the recoverable amount are subject to various risks and uncertainties including changes in future gold and silver prices, exchange rates, capital cost estimates, operating cost estimates, estimated reserves and resources and the discount rate. Changes in estimates could affect the expected recoverability of the Brucejack Mine. Refer to note 8c for further details related to the impairment assessment.